Financial Instruments And Risks - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	7.12%	6.08%
Wealth Management Products Investments [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Transfers into Level 3 of fair value hierarchy, assets	¥ 1,035.6
Increase In Upside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate		10.00%
Cumulative expected credit loss estimated decrease in impairment provision		¥ 5.0
Reduction In Downside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	10.00%
Cumulative expected credit loss estimated decrease in impairment provision	¥ 15.0
Reduction In Base Case Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	10.00%
Cumulative expected credit loss estimated increase in impairment provision	¥ 32.0
Increase In Downside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate		10.00%
Cumulative expected credit loss estimated increase in impairment provision		¥ 6.0